Commitments And Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2013
Loss Contingencies [Line Items]
Loss contingency, estimated reasonably possible loss amount		$ 16,600,000
Time period preceding filing of class action lawsuit including employees	4 years
Song-Beverly Credit Card Act [Member]
Loss Contingencies [Line Items]
Number of class action lawsuits	4
Civil penalty for violation of the act maximum first time violation	250
Civil penalty for violation of act, each subsequent transaction	$ 1,000